Income Taxes (Details) - Schedule of Federal Income Tax Rate to the Company’s Effective Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule of federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of warrants					(17.20%)	(21.00%)
Transaction costs allocated to warrants					0.10%
Valuation allowance					5.10%	0.00%
Income tax provision					9.00%	0.00%